Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 105,333		$ 61,025
Incorporation through Business Combination	[1]	499
Additions, net		125,231		89,108
Depreciation		(77,780)	[2]	(44,800)	[1]
Interest expense		(3,320)		(3,093)		$ (2,894)
Ending balance		153,283		105,333		61,025
Lease liabilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		95,660		70,468
Incorporation through Business Combination	[1]	(594)
Additions, net		125,223		74,759
Payments		90,772		56,641
Interest expense		(13,198)	[3]	(7,074)	[4]
Ending balance		143,903		95,660		70,468
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		15,551		388
Incorporation through Business Combination	[1]	499
Additions, net		836		15,851
Depreciation		(844)	[2]	(688)	[1]
Ending balance		16,042		15,551		388
Facilities and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		89,782		60,637
Additions, net		124,395		73,257
Depreciation		(76,936)	[2]	(44,112)	[1]
Ending balance		$ 137,241		$ 89,782		$ 60,637

[1]	Including the depreciation of drilling services capitalized as “Works in progress” for 35,538.
[2]	Including the depreciation of drilling services capitalized as “Works in progress” for 66,189.
[3]	Including drilling agreements capitalized as “Works in progress” for 9,878.
[4]	Including drilling agreements capitalized as “Works in progress” for 3,981.